PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses paragraphs - Contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2015
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 55,634,320	R$ 54,055,659
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding	16,481,664	15,831,744
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	3,034,611	2,151,677
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	16,572,932	16,732,259
Environmental
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,391,436	2,498,018
Regulatory
Contingent liabilities
Estimate loss or value involved in the legal proceeding	5,922,856	5,651,068
Claim for alleged losses to end consumers (AXIA Energia Nordeste)
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,964,085	2,699,202	R$ 1,470,885
Tax Assessment Notice – PIS/COFINS (AXIA Energia)
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,901,309	1,801,737
Tax Assessment Notice – IOF (AXIA Energia)
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 2,217,825	R$ 2,025,240